SUBSEQUENT EVENTS (Details) - USD ($) $ / shares in Units, $ in Millions	Feb. 09, 2021	Feb. 11, 2021	Dec. 31, 2020
RSU
Subsequent Event [Line Items]
Unamortized stock-based compensation			$ 503.0
Public Offering And Over-Allotment Option | Subsequent Event
Subsequent Event [Line Items]
Shares sold	32,817,421
Common stock price per PIPE Shares (in usd per share)	$ 27.00
Net proceeds from offering	$ 859.5
Public Offering And Over-Allotment Option | RSU | Time-based vesting condition
Subsequent Event [Line Items]
Unamortized stock-based compensation			$ 80.2
Public Offering And Over-Allotment Option | RSU | Time-based vesting condition | Subsequent Event
Subsequent Event [Line Items]
Unamortized stock-based compensation		$ 80.2
Over-Allotment Option | Subsequent Event
Subsequent Event [Line Items]
Shares sold	4,280,533